Progress Payments in Excess of Accumulated Costs with Respect to Projects (Accumulated Costs with Respect to Project in Excess of Progress Payments)	12 Months Ended
Dec. 31, 2015
Progress Payments in Excess of Accumulated Costs with Respect to Projects (Accumulated Costs with Respect to Project in Excess of Progress Payments) [Abstract]
PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS (ACCUMULATED COSTS WITH RESPECT TO PROJECT IN EXCESS OF PROGRESS PAYMENTS)

NOTE 6 - PROGRESS PAYMENTS IN EXCESS OF ACCUMULATED COSTS WITH RESPECT TO PROJECTS (ACCUMULATED COSTS WITH RESPECT TO PROJECT IN EXCESS OF PROGRESS PAYMENTS):

Composition:

	December 31,
	2015	2014
	(U.S. dollar in thousands)
		Restated

Advanced payments from customers	3,649	16,685
Prepaid expenses	(4,106)	(11,039)
Progress payments in excess of accumulated costs with respect to projects (accumulated costs with respect to project in excess of progress payment)	(457)	5,646